Fair Value Measurements	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 – Fair Value Measurements

The Company has issued Variable Debentures which contained variable conversion rates based on unknown future prices of the Company’s common stock. This results in a conversion feature. The Company measures the conversion feature using the Black Scholes option pricing model using the following assumptions:

Nine months ended September 30,
	2018	2017
Expected term	1 month - 1 year	1 month - 1 year
Exercise price	$0.0129-$0.0326	$0.0085-$0.0385
Expected volatility	119%-195%	189%-201%
Expected dividends	None	None
Risk-free interest rate	1.79% to 2.59%	1.03% to 1.31%
Forfeitures	None	None

The assumptions used in determining fair value represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change, including changes in the market value of the Company’s common stock, managements’ assessment or significant fluctuations in the volatility of the trading market for the Company’s common stock, the Company’s fair value estimates could be materially different in the future.

The Company computes the fair value of the derivative liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the derivative liability is the Company’s stock price, which is subject to significant fluctuation and is not under its control. The resulting effect on net loss is therefore subject to significant fluctuation and will continue to be so until the Company’s Variable Debentures, which the convertible feature is associated with, are converted into common stock or paid in full with cash. Assuming all other fair value inputs remain constant, the Company will record non-cash expense when its stock price increases and non-cash income when its stock price decreases.

The following table presents changes in the liabilities with significant unobservable inputs (level 3) for the nine months ended September 30, 2018:

Derivative
Liability
Balance December 31, 2017	$5,939,600

Issuance of convertible debt	1,459,645
Settlements by debt settlement	(1,312,833)
Change in estimated fair value	970,760

Balance September 30, 2018	$7,057,172

Accounting guidance on fair value measurements and disclosures defines fair value, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system, and defines required disclosures. It clarifies that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts business.

The Company’s balance sheet contains derivative liabilities that are recorded at fair value on a recurring basis. The three-level valuation hierarchy for disclosure of fair value is as follows:

Level 1: uses quoted market prices in active markets for identical assets or liabilities.

Level 2: uses observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: uses unobservable inputs that are not corroborated by market data.

The fair value of the Company’s recorded derivative liability is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. A Black Scholes option pricing model was used to determine the fair value. The Company records derivative liability on the condensed consolidated balance sheets at fair value with changes in fair value recorded in the condensed consolidated statements of operation.

The following table presents balances in the liabilities with significant unobservable inputs (Level 3) at September 30, 2018:

	Fair Value Measurements Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

As of September 30, 2018
Derivative liability	$-	$-	$7,057,172	$7,057,172
Total	$-	$-	$7,057,172	$7,057,172